Quarterly Holdings Report
for
Fidelity® Arizona Municipal Income Fund
November 30, 2023
AZI-NPRT1-0124
1.810709.119
Municipal Bonds - 97.8%
	Principal Amount (a)	Value ($)
Arizona - 95.9%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2015 B, 5% 7/1/31	1,525,000	1,569,813
Series 2015 D:
5% 7/1/34	500,000	513,760
5% 7/1/35	900,000	923,371
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006, 5% 7/1/32	470,000	470,578
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 4.6%, tender 1/1/37 (b)(c)	1,000,000	916,406
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
3% 2/1/45	1,000,000	757,759
4% 2/1/50	2,005,000	1,829,804
5% 2/1/40	700,000	742,497
Series 2021 A:
4% 2/1/39	500,000	488,510
4% 2/1/40	1,000,000	966,838
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	196,522
4% 9/1/36	355,000	346,676
4% 9/1/46	1,000,000	902,222
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	1,852,942	1,708,004
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,609,593
Series 2017A, 5% 7/1/31	385,000	413,265
Arizona State Univ. Revs.:
Series 2019 A, 5% 7/1/40	510,000	545,636
Series 2020 A:
5% 7/1/39	390,000	422,602
5% 7/1/43	2,925,000	3,131,448
Bullhead City Excise Taxes Series 2021, 2.55% 7/1/46	3,000,000	2,057,309
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	515,135
Chandler Excise Tax Rev. Series 2015, 3% 7/1/34	300,000	287,882
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	3,000,000	3,097,152
Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(d)	3,700,000	3,711,126
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(d)	1,000,000	1,000,015
Glendale Union School District 205 Series A:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,016,941
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,012,234
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,310,000	2,480,402
5% 7/1/32	1,000,000	1,068,495
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	247,983
5% 7/1/33	435,000	409,381
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	1,000,000	794,786
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,070,119
Series 2019 A:
5% 9/1/29	310,000	331,467
5% 9/1/33	275,000	292,074
5% 9/1/34	680,000	721,276
Series 2021 A:
3% 9/1/51	3,000,000	2,046,904
4% 9/1/51	1,500,000	1,368,868
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	500,000	395,481
6% 1/1/48 (e)	500,000	346,351
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,285,876
5% 7/1/34	585,000	636,334
Maricopa County Rev.:
Bonds Series C, 5%, tender 10/18/24 (b)	125,000	126,638
Series 2016 A:
5% 1/1/34	2,935,000	3,063,251
5% 1/1/38	2,320,000	2,384,974
Series 2019 E, 3% 1/1/49	3,000,000	2,154,148
Series 2019 F, 4% 1/1/45	1,000,000	949,474
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	374,926
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	657,348
Series 2019 A, 5% 7/1/37	1,000,000	1,068,668
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,063,314
Maricopa County Unified School District #48 Scottsdale:
Series 2017 B, 5% 7/1/33	3,015,000	3,227,858
Series D, 4% 7/1/34	350,000	365,933
Maricopa County Unified School District #69 Paradise Valley Series 2022, 5% 7/1/31	105,000	120,391
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,056,152
5% 7/1/38	3,850,000	3,944,724
Mesa Util. Sys. Rev.:
Series 2016, 3% 7/1/40	100,000	83,919
Series 2017:
3.25% 7/1/40	250,000	217,396
3.25% 7/1/41	680,000	581,398
Series 2019 A, 5% 7/1/43	2,015,000	2,140,894
Series 2021, 4% 7/1/35	1,000,000	1,036,992
Northern Arizona Univ. Revs.:
Series 2015, 5% 6/1/30	1,000,000	1,022,282
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,091,225
Phoenix Ariz Indl. Dev. Auth. Rev. (Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	500,000	475,393
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	25,000	26,184
5% 7/1/35 (d)	2,425,000	2,531,324
Series 2017 D, 5% 7/1/31	2,000,000	2,143,323
Series 2019 B:
4% 7/1/37 (d)	1,750,000	1,725,931
5% 7/1/33 (d)	280,000	300,131
Series 2023, 5% 7/1/30 (d)	2,000,000	2,184,477
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	185,000	201,427
5% 7/1/35	1,000,000	1,069,774
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,381,746
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2022, 5% 7/1/37	1,000,000	1,126,587
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,047,099
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,195,528
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,473,239
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	195,000	195,168
5% 7/1/27 (d)	400,000	400,086
Pima County Indl. Dev. Auth. Rev. Series 2021 A:
4% 4/1/37	415,000	404,512
4% 4/1/46	3,000,000	2,706,054
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2019 A, 5% 1/1/35	395,000	440,245
Series A, 5% 1/1/37	880,000	968,338
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,910,000	3,086,588
5.5% 12/1/29	3,000,000	3,212,451
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	412,532
Tempe Excise Tax Rev. Series 2016:
5% 7/1/28	315,000	331,114
5% 7/1/29	500,000	524,689
5% 7/1/30	325,000	341,048
5% 7/1/31	375,000	392,662
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	1,000,000	726,480
Tucson Wtr. Rev. Series 2017, 5% 7/1/34	1,000,000	1,067,444
Univ. of Arizona Univ. Revs. Series 2020 C, 5% 8/1/28	900,000	986,888
Window Rock Unified School District No. 8 of Apache County Impact Aid Rev. Series 2022:
5% 7/1/35	500,000	550,980
5% 7/1/36	500,000	545,615
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/36	1,305,000	1,339,736
Series 2019:
4% 8/1/43	350,000	313,753
5% 8/1/24	325,000	327,754
5% 8/1/25	400,000	409,406
5% 8/1/26	600,000	623,212
5% 8/1/27	625,000	657,820
5% 8/1/39	1,060,000	1,089,047
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2010, 3.95%, tender 12/1/23 (b)	1,000,000	1,000,000
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,020,765
TOTAL ARIZONA		116,337,350
Puerto Rico - 1.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (e)	395,000	394,984
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	435,874	265,318
5.625% 7/1/27	50,000	52,206
5.625% 7/1/29	150,000	158,536
5.75% 7/1/31	365,000	392,544
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	50,000	44,786
5% 7/1/27	170,000	177,482
5% 7/1/32	95,000	102,441
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	310,000	301,219
Series 2019 A2, 4.329% 7/1/40	405,000	383,351
TOTAL PUERTO RICO		2,272,867
TOTAL MUNICIPAL BONDS (Cost $123,168,103)		118,610,217

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.41% (f)(g) (Cost $590,000)	589,882	590,000

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $123,758,103)	119,200,217
NET OTHER ASSETS (LIABILITIES) - 1.7%	2,029,968
NET ASSETS - 100.0%	121,230,185

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,136,816 or 0.9% of net assets.

(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.41%	4,134,997	6,757,003	10,302,000	15,176	-	-	590,000	0.0%
Total	4,134,997	6,757,003	10,302,000	15,176	-	-	590,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.